Accumulated Other Comprehensive Income (Loss) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)

Activity within the balances in accumulated other comprehensive income (loss) is shown in the following tables for the six months ended June 30, 2017.

(In thousands)	Unrealized gains (losses) on securities available for sale	Unrealized gains (losses) on defined benefit pension plans	Unrealized gains (losses) on derivative instruments designated as cash flow hedges	Accumulated other comprehensive gain (loss)
Balance, December 31, 2016	$(21,819)	$(500)	$(10,212)	$(32,531)
Net change	11,666	—	186	11,852

Balance, June 30, 2017	$(10,153)	$(500)	$(10,026)	$(20,679)

Activity within the balances in accumulated other comprehensive income (loss) is shown in the following tables for the years ended December 31, 2016, 2015 and 2014.

(In thousands)	Unrealized gains (losses) on securities available for sale	Unrealized gains (losses) on derivative instruments designated as cash flow hedges	Unrealized gains (losses) on defined benefit pension plans	Accumulated other comprehensive gain (loss)
Balance, December 31, 2013	$4,992	$—	$(176)	$4,816
Net change	3,672	—	(423)	3,249

Balance, December 31, 2014	8,664	—	(599)	8,065
Net change	(2,763)	1,626	112	(1,025)

Balance, December 31, 2015	5,901	1,626	(487)	7,040
Net change	(27,720)	(11,838)	(13)	(39,571)

Balance, December 31, 2016	$(21,819)	$(10,212)	$(500)	$(32,531)